EQUITY METHOD INVESTMENT (Tables)	12 Months Ended
Jun. 27, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The changes in AOCL, including the impact from the CMR joint venture sale, for the fiscal year ended June 27, 2018 are as follows (in thousands):

Accumulated Other Comprehensive Loss
Balance as of June 28, 2017	$(11,921)
Cumulative losses as of June 28, 2017 reclassified from AOCL due to disposition	5,899
Current period other comprehensive income before reclassifications	705
Current period reclassifications from AOCL due to disposition	(519)
Net current period other comprehensive income	186
Balance as of June 27, 2018	$(5,836)